Capital and Reserves (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Share Capital
i)
Share capital

	Successor			Successor
	As of March 31, 2025			As of March 31, 2024
	No. of shares	US$’000		No. of shares	US$’000
Issued and fully paid ordinary shares:
As at the beginning of period	36,900,000	4		36,900,000	4
Conversion of convertible notes	1,845,000	—	(1)	—	—
As at end of year	38,745,000	4		36,900,000	4

(1)
Amount is not significant as less than $1,000